Loans and borrowings (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Borrowings	$ 105,815,527	$ 115,134,839
Current	15,550,008	22,198,583
Non-current	90,265,519	92,936,256
Local currency
Loans and borrowings
Borrowings	10,417,990	7,981,849
Foreign currency
Loans and borrowings
Borrowings	$ 95,397,537	$ 107,152,990
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate	12.40%	9.80%
Borrowings	$ 5,172,256	$ 4,965,653
Bonds | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.40%	6.00%
Borrowings	$ 72,774,985	$ 82,432,647
Commercial and syndicate loans | Local currency
Loans and borrowings
Borrowings, interest rate	12.90%	11.50%
Borrowings	$ 4,323,198	$ 2,171,462
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings, interest rate	7.20%	4.60%
Borrowings	$ 21,478,503	$ 23,537,675
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.00%	5.90%
Borrowings	$ 683,949	$ 815,056
Lease liabilities | Local currency
Loans and borrowings
Borrowings, interest rate	8.90%	8.00%
Borrowings	$ 922,536	$ 844,734
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.00%	6.00%
Borrowings	$ 460,100	$ 367,612